Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2020	December 31, 2021
Work in process	$22,167	$20,760
Raw materials	17,451	25,266
Finished goods	5,350	7,398
Total	$44,968	$53,424